TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (1,201)	$ (5,139)	$ (4,499)
Foreign (United States)	(447)	564	(317)
Income before taxes on income	$ (1,648)	$ (4,575)	$ (4,816)